Related Party Transactions (Details Textual)	1 Months Ended									2 Months Ended		11 Months Ended	12 Months Ended
	Nov. 30, 2016 USD ($)	Nov. 30, 2016 CNY (¥)	Nov. 28, 2016 USD ($)	Nov. 28, 2016 CNY (¥)	Aug. 31, 2015 USD ($)	Aug. 31, 2015 CNY (¥)	Jan. 31, 2015 USD ($)	Jan. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 28, 2016 USD ($)	Dec. 28, 2016 CNY (¥)	Dec. 07, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)
Related Party Transactions (Textual)
Nature of Relationship													0	0
Net related party revenues															$ 294,666	$ 3,659,421
Net related party accounts receivable															1,060,977
Cost of revenues from related party, Heilongjiang Binteer															556,692	2,984,968
Accounts payable to related party													$ 0		0
Monthly rent							$ 2,400	¥ 15,000
Balance due from related party																2,311	¥ 15,000
Yuebiao Li [Member]
Related Party Transactions (Textual)
Nature of Relationship													Principal shareholder, Chairman of the Board and Chief Executive Officer ("CEO")	Principal shareholder, Chairman of the Board and Chief Executive Officer ("CEO")
Balance due from related party																28,898	¥ 180,000
Borrowing amount of related party			$ 719,963	¥ 5,000,000
Annual interest rate			10.00%	10.00%
Repayments of related party debt													$ 739,973	¥ 5,000,000
Yuebiao Li Zhuo Zhang [Member]
Related Party Transactions (Textual)
Nature of Relationship													Principal shareholder, Director, Chief Financial Officer ("CFO")	Principal shareholder, Director, Chief Financial Officer ("CFO")
Borrowing amount of related party					$ 25,834	¥ 167,708
Deposit amount																		$ 267,510	¥ 1,736,596
Yue Zhang [Member]
Related Party Transactions (Textual)
Nature of Relationship													Principal shareholder, Zhuo Zhang's sister	Principal shareholder, Zhuo Zhang's sister
Balance due from related party													$ 0		683
Advance to related party															240,492
Advance expenses paid by related party															239,809
Xiaojun Chen [Member]
Related Party Transactions (Textual)
Nature of Relationship													Husband of Zhuo Zhang	Husband of Zhuo Zhang
Borrowing amount of related party					$ 25,834	¥ 167,708
Heilongjiang Binteer [Member]
Related Party Transactions (Textual)
Nature of Relationship													Established by Yuebiao Li, and then Mr. Li transferred his 60% equity interest to his brother, Yuefeng Li in May 2014. Yuefeng Li then transferred his 60% equity interest to a third party individual for zero consideration in March 2016. Heilongjiang Binteer continues to be significantly influenced by the Company because the Company was its primary vendor and customer in the years ended December 31, 2016 and 2015.	Established by Yuebiao Li, and then Mr. Li transferred his 60% equity interest to his brother, Yuefeng Li in May 2014. Yuefeng Li then transferred his 60% equity interest to a third party individual for zero consideration in March 2016. Heilongjiang Binteer continues to be significantly influenced by the Company because the Company was its primary vendor and customer in the years ended December 31, 2016 and 2015.
Net related party revenues															290,007	1,213,905
Amount of materials purchased									$ 13,951				$ 0		556,692	2,971,017
Cost of revenues from related party, Heilongjiang Binteer									$ 2,984,968							2,971,017
Daqing Wanjieyuan [Member]
Related Party Transactions (Textual)
Nature of Relationship													Controlled by Yuebiao Li	Controlled by Yuebiao Li
Net related party revenues																8,233
Purchased trademark from related party	$ 5,040	¥ 35,000								$ 2,160	¥ 15,000
Mojie [Member]
Related Party Transactions (Textual)
Nature of Relationship													Established and controlled by Yuebiao Li and Zhuo Zhang. All of the equity interest was transferred to a third party in July 2015 but continues to be significantly influenced by the Company because the Company was its primary vendor in the years ended December 31, 2016 and 2015.	Established and controlled by Yuebiao Li and Zhuo Zhang. All of the equity interest was transferred to a third party in July 2015 but continues to be significantly influenced by the Company because the Company was its primary vendor in the years ended December 31, 2016 and 2015.
Net related party revenues															3,268	2,437,283
Jinna [Member]
Related Party Transactions (Textual)
Nature of Relationship													Significantly influenced by Yue Zhang, principal shareholder and sister of Zhuo Zhang	Significantly influenced by Yue Zhang, principal shareholder and sister of Zhuo Zhang
Net related party revenues															$ 1,391
Jinmo [Member]
Related Party Transactions (Textual)
Nature of Relationship													A subsidiary that was incorporated on March 19, 2015 and disposed of to a third party on December 8, 2016 for consideration of RMB 220,000 (approximately $31,678). After the transfer, the Company continues to have significant influence on Jinmo as Ping Yu, vice-chief executive officer of Jinzheng, serves as the legal representative of Jinmo.	A subsidiary that was incorporated on March 19, 2015 and disposed of to a third party on December 8, 2016 for consideration of RMB 220,000 (approximately $31,678). After the transfer, the Company continues to have significant influence on Jinmo as Ping Yu, vice-chief executive officer of Jinzheng, serves as the legal representative of Jinmo.
Proceeds from sale of equipment												$ 1,063,137